Schedule of Loan Receivable (Details) - USD ($)		6 Months Ended
		Jun. 30, 2021	Dec. 31, 2020
Loan to Zash Global Media and Entertainment Corporation	[1]	$ 5,000,000
ZASH Global Media and Entertainment Corporation [Member]
Loan amount		$ 5,000,000
Interest rate		3.00%
Maturity date		Aug. 17, 2023

[1]	On February 18, 2021, the Company loaned $5,000,000 to ZASH Global Media and Entertainment Corporation (“ZASH”). The interest rate on the note is 3% per annum. The maturity date of the loan is August 17, 2023. The purpose of the loan is to engage in the acquisition, development and production of consumer facing content and related activities.